DEFERRED EXPENSES - RIGHT OF USE (Schedule of Deferred Expenses - Right of Use) (Details) - ILS (₪) ₪ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Balance		₪ 697
Balance		617	₪ 697
Right-of-use assets [Member]
Disclosure of detailed information about intangible assets [line items]
Current		51	43
Non-current		185	133
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance		3,050	3,119	₪ 3,147
Additional payments		162	143	86
Balance		3,069	3,050	3,119
Cost [Member] | Right-of-use assets [Member]
Disclosure of detailed information about intangible assets [line items]
Balance		629	516	436
Additional payments		107	113	80
Balance		736	629	516
Accumulated amortization and impairment [Member] | Right-of-use assets [Member]
Disclosure of detailed information about intangible assets [line items]
Balance		453	413	383
Amortization		47	40	30
Balance		500	453	413
Carrying amounts, net [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	[1]	697	793
Balance	[1]	617	697	793
Carrying amounts, net [Member] | Right-of-use assets [Member]
Disclosure of detailed information about intangible assets [line items]
Balance		176	103
Balance		₪ 236	₪ 176	₪ 103

[1]	Cost additions include capitalization of salary and employee related expenses